Cash and cash equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash And cash Equivalents [Line Items]
Cash at bank	€ 192,895	€ 108,399		€ 123,337
Cash equivalents	3,133	3,139		5,560
Total	€ 196,028	€ 111,538	[1]	€ 128,897	[1]	€ 115,506

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.